Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
(i)	Banking facilities

As at December 31, 2020 and 2019, the Group had various banking facilities available for overdraft and import and export credits from which the Group can draw up to approximately US$897,000 and US$897,000 respectively, of which approximately US$596,000 and US$778,000 were utilised for issuance of bank guarantees as security for the performance of various contracts with customers and import loans. The various banking facilities are secured by a bank deposit of approximately US$897,000 and various blanket counter indemnities and counter indemnities. The weighted average interest rate for import loans as at December 31, 2020 was 4.9% per annum (December 31, 2019: 4.9% per annum). For the years ended December 31, 2020 and 2019, the average dollar amount of the bank borrowings was approximately US$457,000 and US$92,000 respectively and average interest rates were approximately 4.9% and 4.9% per annum respectively for the years ended December 31, 2020 and 2019.

(ii)	Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such put option did not have an expiry date.

(iii)	Insurance

The Group carries insurance policies to cover various risks, primarily general liability, automobile liability, workers’ compensation and employee medical expenses under which we are liable to reimburse the insurance company for a portion of each claim paid.

(iv)	Purchase commitments

To manage the risk of changes in material prices and subcontracting costs used in tendering bids for engineering contracts, most of the time, the Group obtains firm quotations from suppliers and subcontractors before submitting a bid. These quotations do not include any quantity guarantees. As soon as the Group is advised that its bid is successful, the Group enters into firm contracts with most of its materials suppliers and sub-contractors, thereby mitigating the risk of future price variations affecting the contract costs.

(v)	Litigations

The Group is now and may in the future be involved as a party to various legal proceedings that are incidental to the ordinary course of business. Management, after consultation with legal counsel, does not believe that the outcome of these actions will have a material impact on the consolidated financial statements of the Group. There are no significant unresolved legal issues as of December 31, 2020 and 2019.

(vi)	Contingencies

The Group accounts for loss contingencies in accordance with ASC Topic 450 and other related guidelines. As of December 31, 2020 and 2019, the Group’s management is of the opinion that there are no commitments and contingencies to account for.

ZHEJIANG TIANLAN
Commitments and contingencies

(i)           Insurance

The Group carries insurance policies to cover various risks, primarily general liability, automobile liability, workers’ compensation and employee medical expenses under which we are liable to reimburse the insurance company for a portion of each claim paid.

(ii)          Purchase commitments

To manage the risk of changes in material prices and subcontracting costs used in tendering bids for contracts, most of the time, the Group obtains firm quotations from suppliers and subcontractors before submitting a bid. These quotations do not include any quantity guarantees. As soon as the Group is advised that its bid is successful, the Group enters into firm contracts with most of its materials suppliers and sub-contractors, thereby mitigating the risk of future price variations affecting the contract costs.

(iii)         Litigation

The Group is now and may in the future be involved as a party to various legal proceedings that are incidental to the ordinary course of business. Management, after consultation with legal counsel, does not believe that the outcome of these actions will have a material impact on the consolidated financial statements of the Group. There are no significant unresolved legal issues as of December 31, 2020 and 2019.

(v)          Contingencies

The Group accounts for loss contingencies in accordance with ASC Topic 450 and other related guidelines. As of December 31, 2020 and 2019, the Group’s management is of the opinion that there are no commitments and contingencies to account for.

(vi)         Operating leases

The Group has no operating leases expense during the year ended December 31, 2020 (2019 and 2018: RMB Nil). At December 31, 2020, the Group has no future minimum lease payments under non-cancellable operating leases.